Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Equity Transactions
Schedule profit allocation

The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until November 27, 2018:

Old IDRs	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution			Common	General	Holders of
	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875	up to	$0.5625	75.0%	2.0%	23.0%
Thereafter	Above	$0.5625		50.0%	2.0%	48.0%

Effective November 27, 2018, the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions and excluding available cash from operating surplus derived from non-GasLog acquisitions was amended, in respect to such rights, as follows:

New IDRs	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution			Common	General	Holders of
	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter	Above	$0.46875		75.0%	2.0%	23.0%

Allocation of GasLog Partners’ (loss)/profit(*)	2019	2020
Partnership’s (loss)/profit attributable to:
Common unitholders	(66,268)	25,970
General partner	(1,479)	561
Paid and accrued preference equity distributions	30,328	30,328
Total	(37,419)	56,859
Partnership’s (loss)/profit allocated to GasLog	(22,467)	8,622
Partnership’s (loss)/profit allocated to non-controlling interests	(14,952)	48,237
Total	(37,419)	56,859

*Excludes profits of GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019.